Income Taxes (Details) - Schedule of Deferred Tax Liabilities and Assets - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Significant Components of the Deferred Tax Liabilities and Assets [Abstract]
Accelerated depreciation	$ 45,680	$ 45,858
Deferred tax liabilities total	45,680	45,858
Net operating loss carryforwards	7,747,627	5,461,370
Less: valuation allowance	(7,747,627)	(5,461,370)	$ (2,483,436)
Deferred tax liabilities, net	$ 45,680	$ 45,858